Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
NORTEK, INC. AND SUBSIDIARIES

SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS

	Balance at	Charged to	Charged to		Deduction		Balance at
	Beginning	Cost and	Other		from		End of
Classification	of Year	Expense	Accounts		Reserves		Year
	(Amounts in millions)

For the year-ended December 31, 2008 — Predecessor
Allowance for doubtful accounts and sales allowances	$12.2	$11.7	$0.2	(a)	$(9.6	)(b)	$14.5
For the period from January 1, 2009 to December 19, 2009 — Predecessor
Allowance for doubtful accounts and sales allowances	$14.5	$4.2	$(15.4	)(a)	$(3.3	)(b)	$—
For the period from December 20, 2009 to December 31, 2009 — Successor
Allowance for doubtful accounts and sales allowances	$—	$—	$—	(a)	$—	(b)	$—
For the year-ended December 31, 2010 — Successor
Allowance for doubtful accounts and sales allowances	$—	$5.5	$0.6	(a)	$(1.2	)(b)	$4.9

(a)	Other, including the effect of changes in foreign currency exchange rates. For the 2009 Predecessor Period, includes approximately $(13.0) million of fresh-start accounting adjustments. See Note 3, “Fresh-Start Accounting (Restated)”, to the consolidated financial statements included elsewhere herein.

(b)	Amounts written off, net of recoveries.